Short term investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Gain (loss) from short term investments	$ 84,634	$ 387,910	$ 165,713
Allowance for credit losses	$ 1,888,662